GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Component of Operating Income [Abstract]
Gain on sale of vessels and rig	$ 18,670	$ 13,228	$ 39,405